Investments Classified as Held to Maturity Securities and Available for Sale Securities (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Short-term Investments Adjustable-rate Investments USD ($)	Sep. 30, 2012 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Short-term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Long Term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Long Term Investments Fixed-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity securities, amortized cost	$ 2,446,372	15,374,961	9,948,896		870,387	100,048		14,504,574	9,848,848
Long-term held-to-maturities securities, amortized cost	80,427	505,473	0								505,473
Held-to-maturity securities, gross unrecognized holding gains					1,485			40,809	10,504		1,457
Held-to-maturity securities, gross unrecognized holding losses						(21)		(26,290)	(25,077)
Held-to-maturity securities, fair value				138,727	871,872	100,027	2,310,192	14,519,093	9,834,275	80,660	506,930
Available-for-sale securities, amortized cost					3,076,361	102,637		250,040
Available-for-sale securities, gross unrealized gains					11,795	45
Available-for-sale securities, fair value	$ 531,154	3,338,196	102,682	$ 491,369	3,088,156	102,682	$ 39,785	250,040